Employee benefits - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period after the grant date	3 years
Long Term Award [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period after the grant date	5 years
Short Term Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period after the grant date	5 years
Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period after the grant date	3 years
Vesting percentage	0.75
Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period after the grant date	5 years
Vesting percentage	0.25